Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Sep. 30, 2024
Classes of current inventories [abstract]
Raw materials	€ 73,000	€ 61,693
Work in progress	67,670	49,398
Finished goods	531,783	513,716
Inventories	€ 672,453	€ 624,807